MAY 1, 1998                                Y
                       SUPPLEMENT NO. 1 TO PROSPECTUS FOR
                     BOSTON CAPITAL TAX CREDIT FUND IV L.P.
                                      DATED
                                   MAY 1, 1998

                   (SUPPLEMENT OFFERING BCTC IV SERIES 32 AND
                  IDENTIFYING CERTAIN ANTICIPATED INVESTMENTS)
--------------------------------------------------------------------------------
     This Supplement is part of, and should be read in conjunction with, the Prospectus of the Fund. Capitalized terms used herein but not defined have the meanings ascribed to them in the Prospectus.

     Results of BCTC IV Series 31

     The Fund received orders for a total of 4,430,551 BACs ($44,203,750) with respect to Series 31, and issued the last of such Series 31 BACs on January 18, 1998. The aggregate fees paid as of January 18, 1998 to the General Partner and Affiliates with respect to Series 31 were $5,178,859. No additional BACs will be offered with respect to Series 31. The Fund has issued a total of 38,387,203 BACs, raised $383,786,500 and admitted 22,398 Investors with respect to Series 20 through 31 and may still sell up to $226,213,500 to the public if all the BACs in Series 32 are sold. (See "Prior Performance of the General Partner and its Affiliates" in the Prospectus for information about Series 20 through 28.)

     Offering of BCTC IV Series 32

     The Fund is offering, effective January 19, 1998, the thirteenth series of BACs ("Series 32") consisting of 4,000,000 BACs, with a minimum required investment of five hundred BACs at $10 per BAC ($5,000) per Investor, on the terms and conditions as are set forth in the Prospectus. In addition, of each dollar raised by Series 32, approximately 72% to 73% will be used for investments in Apartment Complexes, and about one-half of the balance will be used to pay fees and expenses to the General Partner or its Affiliates. (See "Estimated Use of Proceeds," and "Compensation and Fees" in the Prospectus.) The offering of BACs in Series 32 will not exceed 12 months.

     THE PURCHASE OF BACS IN SERIES 32 WILL NOT ENTITLE THE INVESTOR TO ANY INTEREST IN ANY OTHER SERIES OF THE FUND NOR ANY INTEREST IN BOSTON CAPITAL TAX CREDIT FUND LIMITED PARTNERSHIP, OR BOSTON CAPITAL TAX CREDIT FUND II LIMITED PARTNERSHIP, OR BOSTON CAPITAL TAX CREDIT FUND III L.P.

     The Fund anticipates acquiring, on behalf of Series 32, limited partnership interests in the eighteen (18) Operating Partnerships more fully described hereinafter (the "Operating Partnerships") pursuant to the provisions of "Investment Objectives and Acquisition Policies," as set forth in the Prospectus. The Operating General Partners (or affiliates thereof) with respect to certain of the Operating Partnerships described below are general partners of other operating partnerships which have been invested in by the Fund on behalf of other series and/or other partnerships affiliated with the General Partner. (See "Conflicts of Interest" in the Prospectus). A significant portion of the funds invested by the Fund in each Operating Partnership will be used to pay fees and expenses to the Operating General Partners. (See the table entitled "Terms of Investment in Operating Partnerships" in this Supplement.)

     The Fund will endeavor to invest in Operating Partnerships with a goal of generating tax credits for allocation to Investors, upon completion and occupancy of all Apartment Complexes, averaging approximately $1.00 to $1.20 per BAC annually in Series 32, which would be the equivalent of an approximate 10%-12% annual Tax Credit as a percentage of capital invested, for the ten year credit period applicable to each Apartment Complex in which

Series 32 invests. (See "Investment Objectives and Acquisition Policies" in the Prospectus.) This assumes: (a) the applicability of current tax laws and regulations and current interpretations of such laws and regulations by the courts; (b) each of such Apartment Complexes is occupied with qualifying individuals throughout the 15-year Federal Housing Tax Credit compliance period; and (c) BAC Holders are unable to use any passive tax losses generated by the Fund. These investment objectives do not represent yield or return on investment.

     Assuming: none of the Apartment Complexes invested in by a Series has any value at the end of the 15-year Federal Housing Tax Credit compliance period applicable to the investments of a Series and at such time if an Investor uses the suspended passive losses equal to the unreturned Capital Contribution, the equivalent tax-free internal rate of return would be approximately 4%-6% (approximately 4.7%-9.9% taxable internal rate of return) for Investors with taxable income which is taxed at that time in the 15%-39.6% tax brackets, respectively. (See "Federal Income Tax Matters--Passive Loss and Tax Credit Limitations" for a discussion of offsetting an Investor's loss of Capital Contribution against active income.) If the Apartment Complexes appreciate in value, such increased value can be recognized through sales of Operating Partnership Interests or the sale or refinancing of Apartment Complexes (even though the restrictions and compliance requirements of the Federal Housing Tax Credit program will continue to apply to such Apartment Complexes at that time), and Investors receive distributions from such sales, the equivalent tax-free internal rate of return will be greater.

     The selection of a 10%-12% annual Tax Credit as a percentage of capital invested, as an investment objective, has been made by the Fund after consulting with the Dealer-Manager regarding tax-free returns currently available to investors in other similar tax credit investments. Pursuant to the rules for the allocation of Federal Housing Tax Credits, the Fund's investment goal is for the following annual tax-free amounts (for each $10,000 investment in Series 32): $100-$200 in 1998, $400-$600 in 1999; $1,000-$1,200 in 2000-2008
and $500-$700 in 2009. This statement of Tax Credit investment goal does not represent a forecast of anticipated Tax Credits to be obtained nor does it represent a yield or return on investment. Rather it represents an investment goal of the Fund under the rules for allocation of Tax Credits for the credit period applicable to the Fund's anticipated Series 32 investments. As there is no assurance that the value of the Fund's assets will equal such amount or that such distributions will be made, there is no assurance that any particular tax-free internal rate of return will be achieved. (See "Tax Credit Programs--The Federal Housing Tax Credit", commencing at page 64 of the Prospectus, for a discussion of the allocation of Federal Housing Tax Credits during the applicable credit period.)

     The Fund's investment in Operating Partnerships on behalf of Series 32 will be consistent with the provisions of the Prospectus relating to the investment in Operating Partnerships. (See, particularly, "Investment Objectives and Acquisition Policies," "Investment in Operating Partnerships," and "Sharing Arrangements: Profits, Credits, Losses, Net Cash Flow and Residuals.")

     THE POTENTIAL OPERATING PARTNERSHIP INTERESTS IDENTIFIED BELOW RELATE ONLY TO BCTC IV--SERIES 32.

     While the General Partner believes that the Fund, on behalf of Series 32, is reasonably likely to acquire interests in the Operating Partnerships which are developing or will develop, as applicable, the Apartment Complexes described hereinafter, the Fund may not be able to do so as a result of additional information or changes in circumstances. Before any such acquisition is made, the General Partner will continue and complete its due diligence review as to the applicable Operating Partnership and the related Apartment Complex. This process will include the review and analysis of information concerning, among other matters, market competition and environmental factors; if any significant adverse information is obtained by the General Partner, either action will be taken to mitigate the adverse factor(s), or the acquisition will not be made. If such interests are acquired, the terms may differ materially from those described below. Accordingly, Investors should not rely on the ability of the Fund to invest in these Apartment Complexes or under the described investment terms in deciding whether to invest in the Fund. If the entire $40 million is raised for Series 32, the anticipated acquisition of the Operating Partnership Interests, described hereinafter, will represent approximately 95% of the total money which the Fund currently expects to spend on behalf of Series 32.

     Management's Discussion and Analysis of Financial Condition and Results of
       Operations

     Since Series 32 is currently in the offering phase, it has no material assets or any operating history. The eighteen (18) Operating Partnerships in which Interests are currently expected to be acquired, and the respective Operating General Partners, are as follows:


                        Partnership                          General Partner(s)
------------------------------------------------------------ --------------------------------
   1.   Alexander Place L.P.                                 M. Riemer Calhoun Jr.
         (the "Alexander Partnership")

   2.   Community Organization Giving Individual Care L.P.   Larry A. Swank
         (the "Benton Village Partnership")

   3.   Carriage Pointe L.P.                                 Matzel & Mumford
         (the "Carriage Pointe Partnership")

   4.   Chardonnay L.P.                                      Carlyle MacHarg III
         (the "Chardonnay Partnership")

   5.   Clear Creek L.P.                                     Michael Jacobson
         (the "Clear Creek Partnership")                     Housing Development Corporation

   6.   Courtside L.P.                                       Campbell-Hogue & Associates
        (the "Courtside Partnership")

   7.   Dickinson Heights L.P.                               MetroPlains Development Inc.
         (the "Dickinson Partnership")

   8.   Howard Park L.P.                                     Lovey Clayton
         (the "Howard Park Partnership")                     David Clayton

   9.   Kiest Townhouses L.P.                                Luxar Development Corporation
         (the "Kiest Partnership")

  10.   Inver Grove Heights L.P.                             MetroPlains Development Inc.
         (the "Lakes Partnership")

  11.   Maple Ridge L.P.                                     Maple Ridge LLC
         (the "Maple Ridge Partnership")

  12.   Maple Woods L.P.                                     John Harpole
         (the "Maple Woods Partnership")                     Maple Woods LLC

  13.   Martinsville L.P.                                    Parkside Associates
         (the "Martinsville Partnership")                    Hatfield Housing Company

  14.   East Bridge Street L.P.                              Mill Development Corporation
         (the "Mill Partnership")

  15.   Pearlwood L.P.                                       Resource Foundation, Inc.
         (the "Pearlwood Partnership")                       Riemer Calhoun, Jr.

              Partnership                General Partner(s)
---------------------------------------- ---------------------------
  16.   Sayreville Senior Housing L.P.   Sayreville Seniors Housing
        (the "Sayreville Partnership")   Corporation

  17.   Westview Terrace L.P.            Joseph M. Cloutier
        (the "Westview Partnership")     Realty Resources Chartered

  18.   Woodhaven L.P.                   Woodhaven Partners
        (the "Woodhaven Partnership")

     Permanent Mortgage Loan financing for the Apartment Complexes described herein is being or will be provided from a variety of sources, as described below. Certain of the Apartment Complexes, as described below, have not yet begun construction. Delays in construction could occur with respect to Apartment Complexes currently under construction or as to which construction has not yet commenced, which could result in delay or reduction in achieving Tax Credits. (See "Risk Factors--Tax Risks Associated with the Fund's Investments" in the Prospectus.) The General Partner believes that each of the Apartment Complexes has or will have adequate property insurance. The tables included in this Supplement describe in greater detail information concerning the Apartment Complexes and the anticipated terms of investment in each Operating Partnership.

     The Priority Return Base for Series 32 is $1.10 per BAC (11%). (See "Glossary" at page 162 of the Prospectus for the definition of the term "Priority Return Base.") Investors should note that the "Priority Return Base" is the level of return that must be provided to Investors before the General Partner may receive a 5% share in the proceeds from the sale or refinancing of Apartment Complexes or Operating Partnership Interests. (See "Liquidation Phase" at page 49 of the Prospectus.) In establishing the Priority Return Base, the General Partner is not representing that the Fund is expected to provide this level of return to Investors. The General Partner will receive fees and compensation for services prior to BAC Holders receiving the Priority Return.

                 INFORMATION CONCERNING THE APARTMENT COMPLEXES

                                                           Basic
                            Location of       Number    Monthly(1)
     Partnership Name         Property       of Units      Rents
     ------------------ ------------------- ---------- ------------
1.   Alexander          Alexander,               32    $230 1BR
     Partnership        Louisiana                      $270 2BR

2.   Benton Village     Benton Harbor,          136    $260-
     Partnership        Michigan                       $340 1BR
                                                       $312-
                                                       $407 2BR
                                                       $362-
                                                       $472 3BR

3.   Carriage Pointe    Old Bridge,              18    $602 1 BR
     Partnership        New Jersey                     $566-
                                                       $779 2BR

4.   Chardonnay         Oklahoma City,           14    $299-
     Partnership        Oklahoma                       $385 1BR
                                                       $349-
                                                       $550 2BR

5.   Clear Creek        North Manchester,        64    $230 1BR
     Partnership        Indiana                        $260 2BR
                                                       $285 3BR

6.   Courtside          Cottonwood,              44    $153-
     Partnership        Arizona                        $378 2BR
                                                       $436 3BR

7.   Dickinson          Dickinson,               32    $300 1BR
     Partnership        North Dakota                   $310 2BR


                 INFORMATION CONCERNING THE APARTMENT COMPLEXES

          Government            Permanent          Mortgage      Annual                        Annual
          Assistance            Mortgage           Interest     Reserve     Management       Management
          Anticipated            Loan(3)             Rate        Amount        Agent             Fee
     -------------------- -------------------- --------------- --------- ---------------- ----------------
1.   Home Investment        Hibernia               9%           $ 6,400  TF Management    6% of net
     Partnerships         National Bank                                                   rental income
     Program(b)           $  475,000(a)
     (4)                    Louisiana              4%
                             Housing
                          Finance Agency
                          $  500,000(b)
                               (4)

2.   Community              BCMC, Inc.             9%           $23,800  Sterling         6% of net
     Investment           $2,532,000(a)                                  Management       rental income
     Program(b)             Michigan               4%                       Company
     (5)                    Housing
                          Development
                           Authority
                          $2,400,000(b)
                               (5)

3.   Federal Housing      Amboy National           9.125%       $ 3,600  Matzel &         6% of net
     Tax Credits              Bank                                       Mumford Real     rental income
                          $  627,000(a)            8%                       Estate
                            Matzel &
                            Mumford
                          $ 490,000(b)
                              (6)

4.   Federal Housing         Bank of               10%          $ 2,800  Orion            6% of net
     Tax Credits          Oklahoma, N.A.                                 Management       rental income
                          $ 90,000                                       Company
                             (7)

5.   Section 538          Bank One, N.A.           7%              $12,800  Garsten          6% of net
     Rural Housing          $1,620,000                                   Management       rental income
     Loan Guarantee          (8)
     Program (8)

6.   Federal Housing      Trust Company            9%           $ 8,800  Campbell-Hogue   6% of net
     Tax Credits          of the West                                    Management       rental income
                          $  877,000
                             (9)

7.   FmHA Sec. 515        $  950,000               1% (2)       $ 8,000  MetroPlains      $24 per
     with 100% rental                                                    Management       occupied unit
     assistance                                                                           per month

                                                        Basic
                           Location of     Number    Monthly(1)
      Partnership Name       Property     of Units      Rents
      ------------------ --------------- ---------- ------------
 8.   Howard Park        Florida City,        16    $237-
      Partnership        Florida                    $435 1BR
                                                    $291-
                                                    $531 2BR
                                                    $340-
                                                    $619 3BR

 9.   Kiest              Dallas,             130    $483-
      Partnership        Texas                      $505 2BR
                                                    $559-
                                                    $605 3BR
                                                    $618-
                                                    $705 4BR

10.   Lakes              Inver Grove          28    $310 1BR
      Partnership        Heights,                   $340 2BR
                         Minnesota

11.   Maple Ridge        Chadron,             18    $290 1BR
      Partnership        Nebraska                   $318 2BR

12.   Maple Woods        Lebanon,             24    $270 2BR
      Partnership        Missouri                   $295 3BR

13.   Martinsville       Shelbyville,         13    $305 2BR
      Partnership        Kentucky                   $362 3BR

14.   Mill               Saugerties,          90    $437 0BR
      Partnership        New York                   $475 1BR


          INFORMATION CONCERNING THE APARTMENT COMPLEXES--(Continued)

          Government          Permanent         Mortgage      Annual                     Annual
          Assistance           Mortgage         Interest     Reserve    Management     Management
          Anticipated          Loan(3)            Rate      Amount        Agent            Fee
      ------------------ ------------------- -------------- --------- ------------- ----------------
 8.    State Apartment     Florida                   3%      $ 4,000  Auburn        6% of net
       Investment Loan     Housing                                    Management,   rental income
         Program(a)      Finance Agency                               Inc.
        State Housing    $  214,000(a)
      Subsidy Targeted      City of                  3%
         Trust Fund      Florida City
         Program(b)      $  115,000(b)
           (10)              (10)

 9.    Federal Housing   Arbor National              9%      $26,000  Affordable    6% of net
         Tax Credits        Mortgage                                  Housing       rental income
                          Company LLC                                 Partnership
                          $3,240,000
                             (11)

10.     FmHA Sec. 515    $1,700,000                  1% (2)  $ 7,000  MetroPlains   $24 per
      with 100% rental                                                Management    occupied unit
         assistance                                                                 per month

11.     FmHA Sec. 515    $1,110,750                  1% (2)  $ 4,500  Arbor         $24 per
      with 100% rental                                                Management    occupied unit
         assistance                                                                 per month

12.    Federal Housing   Great Western               9%      $ 4,800  Curry         6% of net
         Tax Credits     Bank, N.A.                                   Management    rental income
                         $  360,000                                   Company
                             (12)

13.    Home Investment     Kentucky                  6%      $ 2,600  Hatfield      6% of net
        Partnerships       Housing                                    Management    rental income
           Program       Corporation
           (13)          $  335,000
                             (13)

14.     Secured Loan     New York State           8.75%      $18,000  Jobco         5% of net
       Rental Housing      Housing                                    Management,   rental income
         Program(s)      Finance Agency                               Inc.
         Acquisition     $2,174,000(a)
       Rehabilitation    New York State              1%
       Loan Program(b)   Housing Trust
          (14)               Fund
                         $ 600,000(b)
                             (14)

                                                           Basic
                             Location of      Number    Monthly(1)
      Partnership Name        Property       of Units      Rents
      ------------------ ------------------ ---------- ------------
15.   Pearlwood          Pearl,                  40    $288 1BR
      Partnership        Mississippi                   $434 2BR
                                                       $497 3BR

16.   Sayreville         Sayreville,            100    $525 1BR
      Partnership        New Jersey

17.   Westview           Springfield,            28    $258 1BR
      Partnership        Vermont                       $312 2BR

18.   Woodhaven          South Brunswick,        80    $455-
      Partnership        New Jersey                    $568 1BR
                                                       $638-
                                                       $751 2BR


          INFORMATION CONCERNING THE APARTMENT COMPLEXES--(Continued)

          Government          Permanent         Mortgage      Annual                    Annual
          Assistance           Mortgage         Interest     Reserve   Management     Management
          Anticipated          Loan(3)            Rate        Amount     Agent           Fee
      ------------------ ------------------- -------------- --------- ------------ ----------------
15.         HOME         Bank One, N.A.            9%        $ 8,000  Calhoun      6% of net
         Investment      $  380,000(a)                                Property     rental income
        Partnerships     Mississippi               1%                 Management
         Program(b)         Home
           (15)          Corporation
                         $  500,000(b)
                             (15)

16.    Federal Housing   Amboy National            7%        $20,000  Sayreville   6% of net
         Tax Credits        Bank                                      Housing      rental income
                         $3,491,000(a)             8%                 Authority
                           Gillette
                         Enterprises
                         $  640,000(b)
                             (16)

17.     FmHA Sec. 515    $1,050,000                1% (2)    $ 7,000  Realty       $22 per
      with 100% rental                                                Resources    occupied unit
         assistance                                                   Management   per month

18.    Federal Housing   Amboy National          8.5%        $20,000  Eastern      6% of net
         Tax Credits        Bank                                      Properties   rental income
                         $3,366,000
                           (17)

 (1) Exclusive of utilities, unless indicated otherwise.
 (2) FmHA 515 loan with a term of 50 years and a stated interest rate of between 7.5% and 9.5%, written down to an effective rate of 1% through an interest credit subsidy, and payments of principal and interest on the basis of a 50 year amortization schedule.
 (3) Except as and to the extent noted in the following footnote, the terms of all permanent mortgage loans, described in the following footnotes, which have a term to maturity which is shorter than the term employed for the amortization schedule provide or are expected to provide that the entire outstanding balance of principal of and interest on such permanent mortgage loan shall be due and payable in full at the maturity of such mortgage loan.
 (4) (a) The terms of the Alexander Partnership's anticipated permanent first mortgage loan in the amount of $475,000 are expected to include a term of 30 years, an interest rate of 9% and payments of principal and interest on the basis of a 30-year amortization schedule.
     (b) The terms of the Alexander Partnership's anticipated permanent second mortgage loan in the amount of $500,000 are expected to include a term of 30 years, an interest rate of 4% and payments of principal and interest on the basis of a 30-year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.
 (5) (a) The terms of the Benton Village Partnership's anticipated permanent first mortgage loan in the amount of $2,532,000 are expected to include a term of 30 years, an interest rate of 9% and payments of principal and interest on the basis of a 30-year amortization schedule.
     (b) The terms of the Benton Village Partnership's anticipated permanent second mortgage loan in the amount of $2,400,000 are expected to include a term of 30 years, an interest rate of 4% and payments of principal and interest on the basis of a 30-year amortization schedule.
 (6) (a) The terms of the Carriage Pointe Partnership's anticipated permanent first mortgage loan in the amount of $627,000 are expected to include a term of 15 years, an interest rate of 9.125% and payments of principal and interest on the basis of a 15-year amortization schedule.
     (b) The terms of the Carriage Pointe Partnership's anticipated permanent second mortgage loan in the amount of $490,000 are expected to include a term of 15 years, an interest rate of 8% and payments of principal and interest on the basis of a 15-year amortization schedule.
 (7) The terms of the Chardonnay Partnership's anticipated permanent first mortgage loan in the amount of $90,000 are expected to include a term of 15 years, an interest rate of 10% and payments of principal and interest on the basis of a 25-year amortization schedule.

 (8) The terms of the Clear Creek Partnership's anticipated permanent first mortgage loan in the amount of $1,620,000 are expected to include a term of 30 years, an interest rate of 7% and payments of principal and interest on the basis of a 30-year amortization schedule.
 (9) The terms of the Courtside Partnership's anticipated permanent first mortgage loan in the amount of $877,000 are expected to include a term of 30 years, an interest rate of 9% and payments of principal and interest on the basis of a 30-year amortization schedule.
(10) (a) The terms of the Howard Park Partnership's anticipated permanent first mortgage loan in the amount of $214,000 are expected to include a term of 30 years, an interest rate of 3% and payments of interest only, provided, however, that the terms of the permanent first mortgage loan will provide for the deferral and accrual of payments of interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.
     (b) The terms of the Howard Park Partnership's anticipated permanent second mortgage loan in the amount of $115,000 are expected to include a term of 30 years, an interest rate of 3% and payments of interest only, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.
(11) The terms of the Kiest Partnership's anticipated permanent first mortgage loan in the amount of $3,240,000 are expected to include a term of 30 years, an interest rate of 9% and payments of principal and interest on the basis of a 30-year amortization schedule.
(12) The terms of the Maple Woods Partnership's anticipated permanent first mortgage loan in the amount of $360,000 are expected to include a term of 25 years, an interest rate of 9% and payments of principal and interest on the basis of a 25-year amortization schedule.
(13) The terms of the Martinsville Partnership's anticipated permanent first mortgage loan in the amount of $335,000 are expected to include a term of 30 years, an interest rate of 6% and payments of principal and interest on the basis of a 30-year amortization schedule, provided, however, that the terms of the permanent first mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.
(14) (a) The terms of the Mill Partnership's anticipated permanent first mortgage loan in the amount of $2,174,000 are expected to include a term of 30 years, an interest rate of 8.75% and payments of principal and interest on the basis of a 30 year amortization schedule.
     (b) The terms of the Mill Partnership's anticipated permanent second mortgage loan in the amount of $600,000 are expected to include a term of 30 years, an interest rate of 1% and payments of principal and interest on the basis of a 30 year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.
(15) (a) The terms of the Pearlwood Partnership's anticipated permanent first mortgage loan in the amount of $380,000 are expected to include a term of 15 years, an interest rate of 9% and payments of principal and interest on the basis of a 30 year amortization schedule.
     (b) The terms of the Pearlwood Partnership's anticipated permanent second mortgage loan in the amount of $500,000 are expected to include a term of 25 years, an interest rate of 1% and payments of principal and interest on the basis of a 25 year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 25-year term.
(16) (a) The terms of the Sayreville Partnership's anticipated permanent first mortgage loan in the amount of $3,491,000 are expected to include a term of 28 years, an interest rate of 7% and payments of principal and interest on the basis of a 28-year amortization schedule.
     (b) The terms of the Sayreville Partnership's anticipated permanent second mortgage loan in the amount of $640,000 are expected to include a term of 8 years, an interest rate of 8% and payments of principal and interest on the basis of a 8-year amortization schedule.
(17) The terms of the Woodhaven Partnership's anticipated permanent first mortgage loan in the amount of $3,366,000 are expected to include a term of 5 years, an interest rate of 8.5% and payments of principal and interest on the basis of a 30-year amortization schedule.

                  TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS

                                          Ownership
                                        Interest (%)
                                          Profits,
                                           Losses,       Operating
                            BCTC IV      Credit/Net       General
         Partnership        Capital         Cash          Partner
             Name        Contribution   Flow/Backend   Contribution
      ----------------- -------------- -------------- --------------
 1.   Alexander           $  881,892     99/50/50        $    100
      Partnership

 2.   Benton              $3,279,500     50/10/15        $    100
      Village
      Partnership

 3.   Carriage Pointe     $1,007,593     99/50/50        $    100
      Partnership

 4.   Chardonnay          $  393,700     100/20/50       $150,000
      Partnership

 5.   Clear Creek         $2,296,664     100/25/50       $    100
      Partnership

 6.   Courtside           $2,433,171     100/10/20       $    100
      Partnership

 7.   Dickinson           $  273,420     100/20/20       $ 17,380
      Partnership

 8.   Howard Park         $  759,812     100/50/50       $    100
      Partnership

 9.   Kiest               $3,947,107     50/15/15        $    100
      Partnership

10.   Lakes               $  446,985     100/20/20       $ 24,130
      Partnership

11.   Maple Ridge         $  297,059     100/30/30       $ 18,750
      Partnership

12.   Maple Woods         $  519,022     100/50/50       $    100
      Partnership


                  TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS

                                           Fund's
                                        Approximate
                                          Average      Development       Annual
                                           Annual       Fee/Other      Partnership       Asset
          Operating       Operating     Anticipated   Distributions    Management     Management
           Deficit      Partnership's     Federal      to Operating      Fee to      Fee to Boston
          Guarantee      Credit Base       Credit           GP        Operating GP      Capital
      ---------------- --------------- ------------- --------------- -------------- --------------
 1.     Unlimited        $ 1,550,300      $129,690      $   93,000       $ 1,000        $ 1,000
         in time
        and amount

 2.     Unlimited        $11,000,000      $468,500      $1,166,000       $12,000        $12,000
         in time
        and amount

 3.        None          $ 1,653,000      $137,875      $  274,777             0              0

 4.     Unlimited        $   796,500      $ 54,681      $   95,000       $ 2,000        $ 2,000
        in amount
       for 3 years

 5.     Unlimited        $ 3,922,000      $328,095      $  750,000       $ 5,000        $ 5,000
        in amount
       for 10 years

 6.     Unlimited        $ 4,040,000      $337,940      $  306,000       $ 1,000        $ 1,000
         in time
        and amount

 7.     Unlimited        $ 1,080,000      $ 39,060      $  220,000       $ 1,000        $ 1,000
        in amount
       for 10 years

 8.     Unlimited        $ 1,300,000      $111,737      $  167,000       $ 3,000        $ 3,000
         in time
        and amount

 9.     Unlimited        $13,260,000      $548,209      $1,272,000       $13,000        $13,000
         in time
        and amount

10.     Unlimited        $ 1,764,000      $ 63,855      $  285,000       $ 1,000        $ 1,000
        in amount
       for 10 years

11.   $30,000 in         $ 1,173,000      $ 42,437      $  180,000       $   500        $   500
      the aggregate

12.   $300,000 in        $   880,000      $ 74,146      $  300,000       $ 2,000        $ 2,000
      the aggregate
       for 10 years

                                       Ownership
                                     Interest (%)
                                       Profits,
                                        Losses,       Operating
                         BCTC IV      Credit/Net       General
        Partnership      Capital         Cash          Partner
           Name        Contribution  Flow/Backend    Contribution
      -------------- -------------- -------------- --------------
13.   Martinsville     $  508,362     100/20/20        $   100
      Partnership

14.   Mill             $6,123,040     99/25/30         $   100
      Partnership

15.   Pearlwood        $  748,079     99/50/50         $   100
      Partnership

16.   Sayreville       $2,972,968     99/50/50         $   100
      Partnership

17.   Westview         $  281,134     100/25/25        $13,450
      Partnership

18.   Woodhaven        $2,390,522     99/50/50         $   100
      Partnership


           TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS--(Continued)

                                           Fund's
                                        Approximate
                                          Average      Development       Annual
                                           Annual       Fee/Other      Partnership       Asset
          Operating       Operating     Anticipated   Distributions    Management     Management
           Deficit      Partnership's     Federal      to Operating      Fee to      Fee to Boston
          Guarantee      Credit Base       Credit           GP       Operating GP       Capital
      ---------------- --------------- ------------- --------------- -------------- --------------
13.   $40,000 in          $  845,000      $ 70,600       $ 75,000        $ 1,000        $ 1,000
      the aggregate
       for 3 years

14.     Unlimited         $9,890,841      $862,400       $873,304        $10,000        $10,000
         in time
        and amount

15.     Unlimited         $1,590,000      $120,658       $109,000        $ 1,000        $ 1,000
         in time
        and amount

16.        None           $5,532,000      $464,926       $524,772              0              0

17.     Unlimited         $1,110,000      $ 40,162       $230,000        $   500        $   500
         in time
        and amount

18.        None           $5,263,000      $466,700       $388,000              0              0

THE ALEXANDER PARTNERSHIP
(Alexander Place Apartments)

       Alexander Place Apartments is a 32-unit apartment complex for families which is to be constructed in Alexander, Louisiana. Alexander Place Apartments will consist of 18 one-bedroom units and 14 two-bedroom units contained in 4 buildings. The complex will offer a common room and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal and air conditioning.

       Construction of Alexander Place Apartments is anticipated to begin in October, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

Number                             Number
of Units         Completion       of Units         Rent-Up
----------   -----------------   ----------   ----------------
     8       June, 1999              8        July, 1999
     8       July, 1999              8        August, 1999
     8       August, 1999            8        September, 1999
     8       September, 1999         8        October, 1999

THE BENTON VILLAGE PARTNERSHIP
(Benton Village Apartments)

       Benton Village Apartments is a 136-unit apartment complex for families which is to be constructed in Benton Harbor, Michigan. Benton Village Apartments will consist of 24 one-bedroom units, 72 two-bedroom units and 40 three-bedroom units contained in 12 buildings. The complex will offer a function room and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal and a patio or porch.

       Construction of Benton Village Apartments is anticipated to begin in July, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:


Number                         Number
of Units       Completion     of Units         Rent-Up
----------   -------------   ----------   ----------------
    34       March, 1999        17        April, 1999
    34       April, 1999        17        May, 1999
    34       May, 1999          17        June, 1999
    34       June, 1999         17        July, 1999
                                17        August, 1999
                                17        September, 1999
                                17        October, 1999
                                17        November, 1999

THE CARRIAGE POINTE PARTNERSHIP
(Carriage Pointe Apartments)

       Carriage Pointe Apartments is an 18-unit apartment complex for families and senior citizens which has been constructed on County Route 516 between High Pointe Way and Bennett Road in Old Bridge, New Jersey. Carriage Pointe Apartments consists of 6 one-bedroom units and 12 two-bedroom units contained in 2 buildings. The complex offers central laundry facilities.

       Individual units contain a refrigerator, range, dishwasher, disposal, air conditioning, cable television hook-up, an and a patio or porch.

       Construction of Carriage Pointe Apartments was completed in October, 1995 and is 100% occupied.

THE CHARDONNAY PARTNERSHIP
(Chardonnay Apartments)

       Chardonnay Apartments is an existing 14-unit apartment complex for families which has been rehabilitated on Northwest 30 Street and North Shartel Avenue in Oklahoma City, Oklahoma. Chardonnay Apartments consists of 10 one-bedroom units and 4 two-bedroom units contained in 1 building. The complex offers a function room, pool and central laundry facilities.

       Individual units contain a refrigerator, range with hood, dishwasher, disposal, air conditioning and a patio or porch.

       Rehabilitation of Chardonnay Apartments was completed in December, 1997 and is 100% occupied.

THE CLEAR CREEK PARTNERSHIP
(Clear Creek Apartments)

       Clear Creek Apartments is a 64-unit apartment complex for families which is to be constructed in North Manchester, Indiana. Clear Creek Apartments will consist of 28 one-bedroom units, 18 two-bedroom units and 18 three-bedroom units contained in 12 buildings. The complex will offer a function room and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal and a patio or porch.

       Construction of Clear Creek Apartments is anticipated to begin in July, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
    16       November, 1998         7        January, 1999
    16       December, 1998         7        February, 1999
    16       January, 1999          8        March, 1999
    16       February, 1999        14        April, 1999
                                   14        May, 1999
                                   14        June, 1999

THE COURTSIDE PARTNERSHIP
(Courtside Apartments)

       Courtside Apartments is a 44-unit apartment complex for families which is to be constructed in Cottonwood, Arizona. Courtside Apartments will consist of 32 two-bedroom units and 12 three-bedroom units contained in 6 buildings. The complex will offer central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Courtside Apartments is anticipated to begin in June, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
    22       November, 1998        22        January, 1999
    22       December, 1998        11        February, 1999
                                   11        March, 1999

THE DICKINSON PARTNERSHIP
(Dickinson Heights Apartments)

       Dickinson Heights Apartments is a 32-unit apartment complex for families which is to be constructed in Dickinson, North Dakota. Dickinson Heights Apartments will consist of 12 one-bedroom units and 20 two-bedroom units contained in 8 buildings. The complex will offer a function room and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal and a patio or porch.

       Construction of Dickinson Heights Apartments is anticipated to begin in February, 1999. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:


Number                             Number
of Units         Completion       of Units        Rent-Up
----------   -----------------   ----------   ---------------
     8       September, 1999         8        October, 1999
     8       October, 1999           8        November, 1999
     8       November, 1999          8        December, 1999
     8       December, 1999          8        January, 2000

THE HOWARD PARK PARTNERSHIP
(Howard Park Apartments)

       Howard Park Apartments is a 16-unit apartment complex for families which is to be constructed on Redland Road at Northwest 15 Street in Florida City, Florida. Howard Park Apartments will consist of 2 one-bedroom units, 10 two-bedroom units and 4 three-bedroom units contained in 1 building. The complex will offer a function room, pool and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, air conditioning, cable television hook-up and a patio or porch.

       Construction of Howard Park Apartments is anticipated to begin in May, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


Number                             Number
of Units         Completion       of Units        Rent-Up
----------   -----------------   ----------   ---------------
    16       September, 1998         4        October, 1998
                                     4        November, 1998
                                     4        December, 1998
                                     4        January, 1999

THE KIEST PARTNERSHIP
(Kiest Townhomes)

       Kiest Townhomes is a 130-unit apartment complex for families which is to be constructed on Kiest Boulevard at Cockrell Hill Road in Dallas, Texas. Kiest Townhomes will consist of 59 two-bedroom units, 59 three-bedroom units and 12 four-bedroom units contained in 16 buildings. The complex will offer a function room, pool, playground, basketball court and central laundry facilities.

       Individual units will contain a refrigerator, range with hood, dishwasher, disposal, air conditioning, ceiling fan, bathroom exhaust fan and a patio or porch.

       Construction of Kiest Townhomes is anticipated to begin in May, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
    32       November, 1998        16        January, 1999
    32       December, 1998        16        February, 1999
    33       January, 1999         16        March, 1999
    33       February, 1999        16        April, 1999
                                   16        May, 1999
                                   16        June, 1999
                                   17        July, 1999
                                   17        August, 1999

THE LAKES PARTNERSHIP
(Lakes Plaza Apartments)
       Lakes Plaza Apartments is a 28-unit apartment complex for families which is to be constructed in Inver Grove Heights, Minnesota. Lakes Plaza Apartments will consist of 18 one-bedroom units and 10 two-bedroom units contained in 4 buildings. The complex will offer central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher and a patio or porch.

       Construction of Lakes Plaza Apartments is anticipated to begin in February, 1999. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
     7       October, 1999         14        January, 2000
     7       November, 1999         7        February, 2000
     7       December, 1999         7        March, 2000
     7       January, 2000


THE MAPLE RIDGE PARTNERSHIP
(Maple Ridge Apartments)

       Maple Ridge Apartments is an 18-unit apartment complex for families which is to be constructed in Chadron, Nebraska. Maple Ridge Apartments will consist of 12 one-bedroom units and 6 two-bedroom units contained in 3 buildings. The complex will offer central laundry facilities.

       Individual units will contain a refrigerator, range, air conditioning and a patio or porch.

       Construction of Maple Ridge Apartments is anticipated to begin in February, 1999. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
     9       November, 1999        10        January, 2000
     9       December, 1999         4        February, 2000
                                    4        March, 2000


THE MAPLE WOODS PARTNERSHIP
(Maple Woods Apartments)

       Maple Woods Apartments is a 24-unit apartment complex for families which is to be constructed in Lebanon, Missouri. Maple Woods Apartments will consist of 12 two-bedroom units and 12 three-bedroom units contained in 6 buildings. The complex will offer central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Maple Woods Apartments is anticipated to begin in June, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
    12       November, 1998         6        January, 1999
    12       December, 1998         6        February, 1999
     6       March, 1999
     6       April, 1999


THE MARTINSVILLE PARTNERSHIP
(Martinsville Apartments)

       Martinsville Apartments is a 13-unit apartment complex for families, which is to be constructed in Shelbyville, Kentucky. Martinsville Apartments will consist of 7 two-bedroom units and 6 three-bedroom units contained in 4 buildings. The complex will offer central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Martinsville Apartments is anticipated to begin in April, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units       Rent-Up
----------   ----------------   ----------   ------------
     3       February, 1999         3        March, 1999
     3       March, 1999            3        April, 1999
     3       April, 1999            3        May, 1999
     4       May, 1999              4        June, 1999


THE MILL PARTNERSHIP
(Mill Apartments)

       Mill Apartments is an existing 90-unit apartment complex for senior citizens which is to be rehabilitated in Saugerties, New York. Mill Apartments will consist of 18 studio units and 72 one-bedroom units contained in 1 building. The complex will offer a solarium/living room and central laundry facilities.

       Individual units will contain a refrigerator and range.

       Rehabilitation of Mill Apartments is anticipated to begin in June, 1998. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:


Number                        Number
of Units      Completion     of Units         Rent-Up
----------   ------------   ----------   ----------------
    90       May, 1999         18        June, 1999
                               18        July, 1999
                               18        August, 1999
                               18        September, 1999
                               18        October, 1999


THE PEARLWOOD PARTNERSHIP
(Pearlwood Apartments)

       Pearlwood Apartments is a 40-unit apartment complex for senior citizens which is to be constructed on Old Brandon Road in Pearl, Mississippi. Pearlwood Apartments will consist of 20 one-bedroom units, 10 two-bedroom units and 10 three-bedroom units contained in 14 buildings. The complex will offer an activity center and central laundry facilities.

       Individual units will contain a refrigerator, range, kitchen exhaust fan, air conditioning, smoke detectors and a patio or porch.

       Construction of Pearlwood Apartments is anticipated to begin in April, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


Number                        Number
of Units      Completion     of Units         Rent-Up
----------   ------------   ----------   ----------------
    20       June, 1998        10        August, 1998
    20       July, 1998        10        September, 1998
                               10        October, 1998
                               10        November, 1998


THE SAYREVILLE PARTNERSHIP
(Gillette Manor Apartments)

       Gillette Manor Apartments is a 100-unit apartment complex for senior citizens which has been constructed on Washington Road at Hilltop Avenue in Sayreville, New Jersey. Gillette Manor Apartments consists of 100 one-bedroom units contained in 1 building. The complex offers a meeting room and central laundry facilities.

       Individual units contain a refrigerator, range, air conditioning, cable television hook-up and an emergency call system.

       Construction of Gillette Manor Apartments was completed in October, 1995 and is 100% occupied.

THE WESTVIEW PARTNERSHIP
(Westview Terrace Apartments)

       Westview Terrace Apartments is a 28-unit apartment complex for families which is to be constructed in Springfield, Vermont. Westview Terrace Apartments will consist of 14 one-bedroom units and 14 two-bedroom units contained in 7 buildings. The complex will offer central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal and a patio or porch.

       Construction of Westview Terrace Apartments is anticipated to begin in February, 1999. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
     7       October, 1999         14        January, 2000
     7       November, 1999         7        February, 2000
     7       December, 1999         7        March, 2000
     7       January, 2000


THE WOODHAVEN PARTNERSHIP
(Woodhaven Apartments)

       Woodhaven Apartments is an 80-unit apartment complex for families and senior citizens which has been constructed on Route 27 in South Brunswick, New Jersey. Woodhaven Apartments consists of 40 one-bedroom units and 40 two-bedroom units contained in 13 buildings. The complex offers a clubhouse with meeting room and central laundry facilities.

       Individual units contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Woodhaven Apartments was completed in September, 1997 and is 100% occupied.

                                                                             NY
                                   MAY 1, 1998
                       SUPPLEMENT NO. 1 TO PROSPECTUS FOR
                     BOSTON CAPITAL TAX CREDIT FUND IV L.P.
                                     DATED
                                   MAY 1, 1998

                   (SUPPLEMENT OFFERING BCTC IV SERIES 32 AND
                  IDENTIFYING CERTAIN ANTICIPATED INVESTMENTS)
--------------------------------------------------------------------------------
     This Supplement is part of, and should be read in conjunction with, the Prospectus of the Fund. Capitalized terms used herein but not defined have the meanings ascribed to them in the Prospectus.

     Results of BCTC IV Series 31

     The Fund received orders for a total of 4,430,551 BACs ($44,203,750) with respect to Series 31, and issued the last of such Series 31 BACs on January 18, 1998. The aggregate fees paid as of January 18, 1998 to the General Partner and Affiliates with respect to Series 31 were $5,178,859. No additional BACs will be offered with respect to Series 31. The Fund has issued a total of 38,387,203 BACs, raised $383,786,500 and admitted 22,398 Investors with respect to Series 20 through 31 and may still sell up to $226,213,500 to the public if all the BACs in Series 32 are sold. (See "Prior Performance of the General Partner and its Affiliates" in the Prospectus for information about Series 20 through 28.)

     Offering of BCTC IV Series 32

     The Fund is offering, effective January 19, 1998, the thirteenth series of BACs ("Series 32") consisting of 4,000,000 BACs, with a minimum required investment of five hundred BACs at $10 per BAC ($5,000) per Investor, on the terms and conditions as are set forth in the Prospectus. In addition, of each dollar raised by Series 32, approximately 72% to 73% will be used for investments in Apartment Complexes, and about one-half of the balance will be used to pay fees and expenses to the General Partner or its Affiliates. (See "Estimated Use of Proceeds," and "Compensation and Fees" in the Prospectus.) The offering of BACs in Series 32 will not exceed 12 months.

     THE PURCHASE OF BACS IN SERIES 32 WILL NOT ENTITLE THE INVESTOR TO ANY INTEREST IN ANY OTHER SERIES OF THE FUND NOR ANY INTEREST IN BOSTON CAPITAL TAX CREDIT FUND LIMITED PARTNERSHIP, OR BOSTON CAPITAL TAX CREDIT FUND II LIMITED PARTNERSHIP, OR BOSTON CAPITAL TAX CREDIT FUND III L.P.

     The Fund anticipates acquiring, on behalf of Series 32, limited partnership interests in the eighteen (18) Operating Partnerships more fully described hereinafter (the "Operating Partnerships") pursuant to the provisions of "Investment Objectives and Acquisition Policies," as set forth in the Prospectus. The Operating General Partners (or affiliates thereof) with respect to certain of the Operating Partnerships described below are general partners of other operating partnerships which have been invested in by the Fund on behalf of other series and/or other partnerships affiliated with the General Partner. (See "Conflicts of Interest" in the Prospectus). A significant portion of the funds invested by the Fund in each Operating Partnership will be used to pay fees and expenses to the Operating General Partners. (See the table entitled "Terms of Investment in Operating Partnerships" in this Supplement.)

     The Fund's investment in Operating Partnerships on behalf of Series 32 will be consistent with the provisions of the Prospectus relating to the investment in Operating Partnerships. (See, particularly, "Investment Objectives and Acquisition Policies," "Investment in Operating Partnerships," and "Sharing Arrangements: Profits, Credits, Losses, Net Cash Flow and Residuals.")

     THE POTENTIAL OPERATING PARTNERSHIP INTERESTS IDENTIFIED BELOW RELATE ONLY TO BCTC IV--SERIES 32.

     While the General Partner believes that the Fund, on behalf of Series 32, is reasonably likely to acquire interests in the Operating Partnerships which are developing or will develop, as applicable, the Apartment Complexes described hereinafter, the Fund may not be able to do so as a result of additional information or changes in circumstances. Before any such acquisition is made, the General Partner will continue and complete its due diligence review as to the applicable Operating Partnership and the related Apartment Complex. This process will include the review and analysis of information concerning, among other matters, market competition and environmental factors; if any significant adverse information is obtained by the General Partner, either action will be taken to mitigate the adverse factor(s), or the acquisition will not be made. If such interests are acquired, the terms may differ materially from those described below. Accordingly, Investors should not rely on the ability of the Fund to invest in these Apartment Complexes or under the described investment terms in deciding whether to invest in the Fund. If the entire $40 million is raised for Series 32, the anticipated acquisition of the Operating Partnership Interests, described hereinafter, will represent approximately 95% of the total money which the Fund currently expects to spend on behalf of Series 32.

     Management's Discussion and Analysis of Financial Condition and Results of Operations

     Since Series 32 is currently in the offering phase, it has no material assets or any operating history. The eighteen (18) Operating Partnerships in which Interests are currently expected to be acquired, and the respective Operating General Partners, are as follows:



     Partnership                                            General Partner(s)
     -----------                                            ------------------
   1.   Alexander Place L.P.                                 M. Riemer Calhoun Jr.
        (the "Alexander Partnership")
   2.   Community Organization Giving Individual Care L.P.   Larry A. Swank
        (the "Benton Village Partnership")
   3.   Carriage Pointe L.P.                                 Matzel & Mumford
        (the "Carriage Pointe Partnership")
   4.   Chardonnay L.P.                                      Carlyle MacHarg III
        (the "Chardonnay Partnership")
   5.   Clear Creek L.P.                                     Michael Jacobson
        (the "Clear Creek Partnership")                      Housing Development Corporation
   6.   Courtside L.P.                                       Campbell-Hogue & Associates
        (the "Courtside Partnership")
   7.   Dickinson Heights L.P.                               MetroPlains Development Inc.
        (the "Dickinson Partnership")
   8.   Howard Park L.P.                                     Lovey Clayton
        (the "Howard Park Partnership")                      David Clayton
   9.   Kiest Townhouses L.P.                                Luxar Development Corporation
        (the "Kiest Partnership")
  10.   Inver Grove Heights L.P.                             MetroPlains Development Inc.
        (the "Lakes Partnership")


     Partnership                                            General Partner(s)
     -----------                                            ------------------
  11.   Maple Ridge L.P.                                     Maple Ridge LLC
        (the "Maple Ridge Partnership")
  12.   Maple Woods L.P.                                     John Harpole
        (the "Maple Woods Partnership")                      Maple Woods LLC
  13.   Martinsville L.P.                                    Parkside Associates
        (the "Martinsville Partnership")                     Hatfield Housing Company
  14.   East Bridge Street L.P.                              Mill Development Corporation
        (the "Mill Partnership")
  15.   Pearlwood L. P.                                      Resource Foundation, Inc.
        (the "Pearlwood Partnership")                        Riemer Calhoun, Jr.
  16.   Sayreville Senior Housing L.P.                       Sayreville Seniors Housing
        (the "Sayreville Partnership")                       Corporation
  17.   Westview Terrace L.P.                                Joseph M. Cloutier
        (the "Westview Partnership")                         Realty Resources Chartered
  18.   Woodhaven L.P.                                       Woodhaven Partners
        (the "Woodhaven Partnership")

     Permanent Mortgage Loan financing for the Apartment Complexes described herein is being or will be provided from a variety of sources, as described below. Certain of the Apartment Complexes, as described below, have not yet begun construction. Delays in construction could occur with respect to Apartment Complexes currently under construction or as to which construction has not yet commenced, which could result in delay or reduction in achieving Tax Credits. (See "Risk Factors--Tax Risks Associated with the Fund's Investments" in the Prospectus.) The General Partner believes that each of the Apartment Complexes has or will have adequate property insurance. The tables included in this Supplement describe in greater detail information concerning the Apartment Complexes and the anticipated terms of investment in each Operating Partnership.

     The Priority Return Base for Series 32 is $1.10 per BAC (11%). (See "Glossary" at page 162 of the Prospectus for the definition of the term "Priority Return Base.") Investors should note that the "Priority Return Base" is the level of return that must be provided to Investors before the General Partner may receive a 5% share in the proceeds from the sale or refinancing of Apartment Complexes or Operating Partnership Interests. (See "Liquidation Phase" at page 49 of the Prospectus.) In establishing the Priority Return Base, the General Partner is not representing that the Fund is expected to provide this level of return to Investors. The General Partner will receive fees and compensation for services prior to BAC Holders receiving the Priority Return.

                 INFORMATION CONCERNING THE APARTMENT COMPLEXES

                                                           Basic
                            Location of       Number    Monthly(1)
     Partnership Name         Property       of Units      Rents
     ------------------ ------------------- ---------- ------------
1.   Alexander          Alexander,               32    $230 1BR
     Partnership        Louisiana                      $270 2BR

2.   Benton Village     Benton Harbor,          136    $260-
     Partnership        Michigan                       $340 1BR
                                                       $312-
                                                       $407 2BR
                                                       $362-
                                                       $472 3BR

3.   Carriage Pointe    Old Bridge,              18    $602 1 BR
     Partnership        New Jersey                     $566-
                                                       $779 2BR

4.   Chardonnay         Oklahoma City,           14    $299-
     Partnership        Oklahoma                       $385 1BR
                                                       $349-
                                                       $550 2BR

5.   Clear Creek        North Manchester,        64    $230 1BR
     Partnership        Indiana                        $260 2BR
                                                       $285 3BR

6.   Courtside          Cottonwood,              44    $153-
     Partnership        Arizona                        $378 2BR
                                                       $436 3BR

7.   Dickinson          Dickinson,               32    $300 1BR
     Partnership        North Dakota                   $310 2BR


                 INFORMATION CONCERNING THE APARTMENT COMPLEXES

          Government            Permanent          Mortgage      Annual                        Annual
          Assistance            Mortgage           Interest     Reserve     Management       Management
          Anticipated            Loan(3)             Rate        Amount        Agent             Fee
     -------------------- -------------------- --------------- --------- ---------------- ----------------
1.   Home Investment        Hibernia               9%           $ 6,400  TF Management    6% of net
     Partnerships         National Bank                                                   rental income
     Program(b)           $  475,000(a)
     (4)                    Louisiana              4%
                             Housing
                          Finance Agency
                          $  500,000(b)
                               (4)

2.   Community              BCMC, Inc.             9%           $23,800  Sterling         6% of net
     Investment           $2,532,000(a)                                  Management       rental income
     Program(b)             Michigan               4%                       Company
     (5)                    Housing
                          Development
                           Authority
                          $2,400,000(b)
                               (5)

3.   Federal Housing      Amboy National           9.125%       $ 3,600  Matzel &         6% of net
     Tax Credits              Bank                                       Mumford Real     rental income
                          $  627,000(a)            8%                       Estate
                            Matzel &
                            Mumford
                          $ 490,000(b)
                              (6)

4.   Federal Housing         Bank of               10%          $ 2,800  Orion            6% of net
     Tax Credits          Oklahoma, N.A.                                 Management       rental income
                          $ 90,000                                       Company
                             (7)

5.   Section 538          Bank One, N.A.           7%              $12,800  Garsten          6% of net
     Rural Housing          $1,620,000                                   Management       rental income
     Loan Guarantee          (8)
     Program (8)

6.   Federal Housing      Trust Company            9%           $ 8,800  Campbell-Hogue   6% of net
     Tax Credits          of the West                                    Management       rental income
                          $  877,000
                             (9)

7.   FmHA Sec. 515        $  950,000               1% (2)       $ 8,000  MetroPlains      $24 per
     with 100% rental                                                    Management       occupied unit
     assistance                                                                           per month

                                                        Basic
                           Location of     Number    Monthly(1)
      Partnership Name       Property     of Units      Rents
      ------------------ --------------- ---------- ------------
 8.   Howard Park        Florida City,        16    $237-
      Partnership        Florida                    $435 1BR
                                                    $291-
                                                    $531 2BR
                                                    $340-
                                                    $619 3BR

 9.   Kiest              Dallas,             130    $483-
      Partnership        Texas                      $505 2BR
                                                    $559-
                                                    $605 3BR
                                                    $618-
                                                    $705 4BR

10.   Lakes              Inver Grove          28    $310 1BR
      Partnership        Heights,                   $340 2BR
                         Minnesota

11.   Maple Ridge        Chadron,             18    $290 1BR
      Partnership        Nebraska                   $318 2BR

12.   Maple Woods        Lebanon,             24    $270 2BR
      Partnership        Missouri                   $295 3BR

13.   Martinsville       Shelbyville,         13    $305 2BR
      Partnership        Kentucky                   $362 3BR

14.   Mill               Saugerties,          90    $437 0BR
      Partnership        New York                   $475 1BR


          INFORMATION CONCERNING THE APARTMENT COMPLEXES--(Continued)

          Government          Permanent         Mortgage      Annual                     Annual
          Assistance           Mortgage         Interest     Reserve    Management     Management
          Anticipated          Loan(3)            Rate      Amount        Agent            Fee
      ------------------ ------------------- -------------- --------- ------------- ----------------
 8.    State Apartment     Florida                   3%      $ 4,000  Auburn        6% of net
       Investment Loan     Housing                                    Management,   rental income
         Program(a)      Finance Agency                               Inc.
        State Housing    $  214,000(a)
      Subsidy Targeted      City of                  3%
         Trust Fund      Florida City
         Program(b)      $  115,000(b)
           (10)              (10)

 9.    Federal Housing   Arbor National              9%      $26,000  Affordable    6% of net
         Tax Credits        Mortgage                                  Housing       rental income
                          Company LLC                                 Partnership
                          $3,240,000
                             (11)

10.     FmHA Sec. 515    $1,700,000                  1% (2)  $ 7,000  MetroPlains   $24 per
      with 100% rental                                                Management    occupied unit
         assistance                                                                 per month

11.     FmHA Sec. 515    $1,110,750                  1% (2)  $ 4,500  Arbor         $24 per
      with 100% rental                                                Management    occupied unit
         assistance                                                                 per month

12.    Federal Housing   Great Western               9%      $ 4,800  Curry         6% of net
         Tax Credits     Bank, N.A.                                   Management    rental income
                         $  360,000                                   Company
                             (12)

13.    Home Investment     Kentucky                  6%      $ 2,600  Hatfield      6% of net
        Partnerships       Housing                                    Management    rental income
           Program       Corporation
           (13)          $  335,000
                             (13)

14.     Secured Loan     New York State           8.75%      $18,000  Jobco         5% of net
       Rental Housing      Housing                                    Management,   rental income
         Program(s)      Finance Agency                               Inc.
         Acquisition     $2,174,000(a)
       Rehabilitation    New York State              1%
       Loan Program(b)   Housing Trust
          (14)               Fund
                         $ 600,000(b)
                             (14)

                                                           Basic
                             Location of      Number    Monthly(1)
      Partnership Name        Property       of Units      Rents
      ------------------ ------------------ ---------- ------------
15.   Pearlwood          Pearl,                  40    $288 1BR
      Partnership        Mississippi                   $434 2BR
                                                       $497 3BR

16.   Sayreville         Sayreville,            100    $525 1BR
      Partnership        New Jersey

17.   Westview           Springfield,            28    $258 1BR
      Partnership        Vermont                       $312 2BR

18.   Woodhaven          South Brunswick,        80    $455-
      Partnership        New Jersey                    $568 1BR
                                                       $638-
                                                       $751 2BR


          INFORMATION CONCERNING THE APARTMENT COMPLEXES--(Continued)

          Government          Permanent         Mortgage      Annual                    Annual
          Assistance           Mortgage         Interest     Reserve   Management     Management
          Anticipated          Loan(3)            Rate        Amount     Agent           Fee
      ------------------ ------------------- -------------- --------- ------------ ----------------
15.         HOME         Bank One, N.A.            9%        $ 8,000  Calhoun      6% of net
         Investment      $  380,000(a)                                Property     rental income
        Partnerships     Mississippi               1%                 Management
         Program(b)         Home
           (15)          Corporation
                         $  500,000(b)
                             (15)

16.    Federal Housing   Amboy National            7%        $20,000  Sayreville   6% of net
         Tax Credits        Bank                                      Housing      rental income
                         $3,491,000(a)             8%                 Authority
                           Gillette
                         Enterprises
                         $  640,000(b)
                             (16)

17.     FmHA Sec. 515    $1,050,000                1% (2)    $ 7,000  Realty       $22 per
      with 100% rental                                                Resources    occupied unit
         assistance                                                   Management   per month

18.    Federal Housing   Amboy National          8.5%        $20,000  Eastern      6% of net
         Tax Credits        Bank                                      Properties   rental income
                         $3,366,000
                           (17)

 (1) Exclusive of utilities, unless indicated otherwise.
 (2) FmHA 515 loan with a term of 50 years and a stated interest rate of between 7.5% and 9.5%, written down to an effective rate of 1% through an interest credit subsidy, and payments of principal and interest on the basis of a 50 year amortization schedule.
 (3) Except as and to the extent noted in the following footnote, the terms of all permanent mortgage loans, described in the following footnotes, which have a term to maturity which is shorter than the term employed for the amortization schedule provide or are expected to provide that the entire outstanding balance of principal of and interest on such permanent mortgage loan shall be due and payable in full at the maturity of such mortgage loan.
 (4) (a) The terms of the Alexander Partnership's anticipated permanent first mortgage loan in the amount of $475,000 are expected to include a term of 30 years, an interest rate of 9% and payments of principal and interest on the basis of a 30-year amortization schedule.
     (b) The terms of the Alexander Partnership's anticipated permanent second mortgage loan in the amount of $500,000 are expected to include a term of 30 years, an interest rate of 4% and payments of principal and interest on the basis of a 30-year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.
 (5) (a) The terms of the Benton Village Partnership's anticipated permanent first mortgage loan in the amount of $2,532,000 are expected to include a term of 30 years, an interest rate of 9% and payments of principal and interest on the basis of a 30-year amortization schedule.
     (b) The terms of the Benton Village Partnership's anticipated permanent second mortgage loan in the amount of $2,400,000 are expected to include a term of 30 years, an interest rate of 4% and payments of principal and interest on the basis of a 30-year amortization schedule.
 (6) (a) The terms of the Carriage Pointe Partnership's anticipated permanent first mortgage loan in the amount of $627,000 are expected to include a term of 15 years, an interest rate of 9.125% and payments of principal and interest on the basis of a 15-year amortization schedule.
     (b) The terms of the Carriage Pointe Partnership's anticipated permanent second mortgage loan in the amount of $490,000 are expected to include a term of 15 years, an interest rate of 8% and payments of principal and interest on the basis of a 15-year amortization schedule.
 (7) The terms of the Chardonnay Partnership's anticipated permanent first mortgage loan in the amount of $90,000 are expected to include a term of 15 years, an interest rate of 10% and payments of principal and interest on the basis of a 25-year amortization schedule.

 (8) The terms of the Clear Creek Partnership's anticipated permanent first mortgage loan in the amount of $1,620,000 are expected to include a term of 30 years, an interest rate of 7% and payments of principal and interest on the basis of a 30-year amortization schedule.
 (9) The terms of the Courtside Partnership's anticipated permanent first mortgage loan in the amount of $877,000 are expected to include a term of 30 years, an interest rate of 9% and payments of principal and interest on the basis of a 30-year amortization schedule.
(10) (a) The terms of the Howard Park Partnership's anticipated permanent first mortgage loan in the amount of $214,000 are expected to include a term of 30 years, an interest rate of 3% and payments of interest only, provided, however, that the terms of the permanent first mortgage loan will provide for the deferral and accrual of payments of interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.
     (b) The terms of the Howard Park Partnership's anticipated permanent second mortgage loan in the amount of $115,000 are expected to include a term of 30 years, an interest rate of 3% and payments of interest only, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.
(11) The terms of the Kiest Partnership's anticipated permanent first mortgage loan in the amount of $3,240,000 are expected to include a term of 30 years, an interest rate of 9% and payments of principal and interest on the basis of a 30-year amortization schedule.
(12) The terms of the Maple Woods Partnership's anticipated permanent first mortgage loan in the amount of $360,000 are expected to include a term of 25 years, an interest rate of 9% and payments of principal and interest on the basis of a 25-year amortization schedule.
(13) The terms of the Martinsville Partnership's anticipated permanent first mortgage loan in the amount of $335,000 are expected to include a term of 30 years, an interest rate of 6% and payments of principal and interest on the basis of a 30-year amortization schedule, provided, however, that the terms of the permanent first mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.
(14) (a) The terms of the Mill Partnership's anticipated permanent first mortgage loan in the amount of $2,174,000 are expected to include a term of 30 years, an interest rate of 8.75% and payments of principal and interest on the basis of a 30 year amortization schedule.
     (b) The terms of the Mill Partnership's anticipated permanent second mortgage loan in the amount of $600,000 are expected to include a term of 30 years, an interest rate of 1% and payments of principal and interest on the basis of a 30 year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.
(15) (a) The terms of the Pearlwood Partnership's anticipated permanent first mortgage loan in the amount of $380,000 are expected to include a term of 15 years, an interest rate of 9% and payments of principal and interest on the basis of a 30 year amortization schedule.
     (b) The terms of the Pearlwood Partnership's anticipated permanent second mortgage loan in the amount of $500,000 are expected to include a term of 25 years, an interest rate of 1% and payments of principal and interest on the basis of a 25 year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 25-year term.
(16) (a) The terms of the Sayreville Partnership's anticipated permanent first mortgage loan in the amount of $3,491,000 are expected to include a term of 28 years, an interest rate of 7% and payments of principal and interest on the basis of a 28-year amortization schedule.
     (b) The terms of the Sayreville Partnership's anticipated permanent second mortgage loan in the amount of $640,000 are expected to include a term of 8 years, an interest rate of 8% and payments of principal and interest on the basis of a 8-year amortization schedule.
(17) The terms of the Woodhaven Partnership's anticipated permanent first mortgage loan in the amount of $3,366,000 are expected to include a term of 5 years, an interest rate of 8.5% and payments of principal and interest on the basis of a 30-year amortization schedule.

                  TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS

                                          Ownership
                                        Interest (%)
                                          Profits,
                                           Losses,       Operating
                            BCTC IV      Credit/Net       General
         Partnership        Capital         Cash          Partner
             Name        Contribution   Flow/Backend   Contribution
      ----------------- -------------- -------------- --------------
 1.   Alexander           $  881,892     99/50/50        $    100
      Partnership

 2.   Benton              $3,279,500     50/10/15        $    100
      Village
      Partnership

 3.   Carriage Pointe     $1,007,593     99/50/50        $    100
      Partnership

 4.   Chardonnay          $  393,700     100/20/50       $150,000
      Partnership

 5.   Clear Creek         $2,296,664     100/25/50       $    100
      Partnership

 6.   Courtside           $2,433,171     100/10/20       $    100
      Partnership

 7.   Dickinson           $  273,420     100/20/20       $ 17,380
      Partnership

 8.   Howard Park         $  759,812     100/50/50       $    100
      Partnership

 9.   Kiest               $3,947,107     50/15/15        $    100
      Partnership

10.   Lakes               $  446,985     100/20/20       $ 24,130
      Partnership

11.   Maple Ridge         $  297,059     100/30/30       $ 18,750
      Partnership

12.   Maple Woods         $  519,022     100/50/50       $    100
      Partnership


                  TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS

                                           Fund's
                                        Approximate
                                          Average      Development       Annual
                                           Annual       Fee/Other      Partnership       Asset
          Operating       Operating     Anticipated   Distributions    Management     Management
           Deficit      Partnership's     Federal      to Operating      Fee to      Fee to Boston
          Guarantee      Credit Base       Credit           GP        Operating GP      Capital
      ---------------- --------------- ------------- --------------- -------------- --------------
 1.     Unlimited        $ 1,550,300      $129,690      $   93,000       $ 1,000        $ 1,000
         in time
        and amount

 2.     Unlimited        $11,000,000      $468,500      $1,166,000       $12,000        $12,000
         in time
        and amount

 3.        None          $ 1,653,000      $137,875      $  274,777             0              0

 4.     Unlimited        $   796,500      $ 54,681      $   95,000       $ 2,000        $ 2,000
        in amount
       for 3 years

 5.     Unlimited        $ 3,922,000      $328,095      $  750,000       $ 5,000        $ 5,000
        in amount
       for 10 years

 6.     Unlimited        $ 4,040,000      $337,940      $  306,000       $ 1,000        $ 1,000
         in time
        and amount

 7.     Unlimited        $ 1,080,000      $ 39,060      $  220,000       $ 1,000        $ 1,000
        in amount
       for 10 years

 8.     Unlimited        $ 1,300,000      $111,737      $  167,000       $ 3,000        $ 3,000
         in time
        and amount

 9.     Unlimited        $13,260,000      $548,209      $1,272,000       $13,000        $13,000
         in time
        and amount

10.     Unlimited        $ 1,764,000      $ 63,855      $  285,000       $ 1,000        $ 1,000
        in amount
       for 10 years

11.   $30,000 in         $ 1,173,000      $ 42,437      $  180,000       $   500        $   500
      the aggregate

12.   $300,000 in        $   880,000      $ 74,146      $  300,000       $ 2,000        $ 2,000
      the aggregate
       for 10 years

                                       Ownership
                                     Interest (%)
                                       Profits,
                                        Losses,       Operating
                         BCTC IV      Credit/Net       General
        Partnership      Capital         Cash          Partner
           Name        Contribution  Flow/Backend    Contribution
      -------------- -------------- -------------- --------------
13.   Martinsville     $  508,362     100/20/20        $   100
      Partnership

14.   Mill             $6,123,040     99/25/30         $   100
      Partnership

15.   Pearlwood        $  748,079     99/50/50         $   100
      Partnership

16.   Sayreville       $2,972,968     99/50/50         $   100
      Partnership

17.   Westview         $  281,134     100/25/25        $13,450
      Partnership

18.   Woodhaven        $2,390,522     99/50/50         $   100
      Partnership


           TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS--(Continued)

                                           Fund's
                                        Approximate
                                          Average      Development       Annual
                                           Annual       Fee/Other      Partnership       Asset
          Operating       Operating     Anticipated   Distributions    Management     Management
           Deficit      Partnership's     Federal      to Operating      Fee to      Fee to Boston
          Guarantee      Credit Base       Credit           GP       Operating GP       Capital
      ---------------- --------------- ------------- --------------- -------------- --------------
13.   $40,000 in          $  845,000      $ 70,600       $ 75,000        $ 1,000        $ 1,000
      the aggregate
       for 3 years

14.     Unlimited         $9,890,841      $862,400       $873,304        $10,000        $10,000
         in time
        and amount

15.     Unlimited         $1,590,000      $120,658       $109,000        $ 1,000        $ 1,000
         in time
        and amount

16.        None           $5,532,000      $464,926       $524,772              0              0

17.     Unlimited         $1,110,000      $ 40,162       $230,000        $   500        $   500
         in time
        and amount

18.        None           $5,263,000      $466,700       $388,000              0              0

THE ALEXANDER PARTNERSHIP
(Alexander Place Apartments)

       Alexander Place Apartments is a 32-unit apartment complex for families which is to be constructed in Alexander, Louisiana. Alexander Place Apartments will consist of 18 one-bedroom units and 14 two-bedroom units contained in 4 buildings. The complex will offer a common room and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal and air conditioning.

       Construction of Alexander Place Apartments is anticipated to begin in October, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

Number                             Number
of Units         Completion       of Units         Rent-Up
----------   -----------------   ----------   ----------------
     8       June, 1999              8        July, 1999
     8       July, 1999              8        August, 1999
     8       August, 1999            8        September, 1999
     8       September, 1999         8        October, 1999

THE BENTON VILLAGE PARTNERSHIP
(Benton Village Apartments)

       Benton Village Apartments is a 136-unit apartment complex for families which is to be constructed in Benton Harbor, Michigan. Benton Village Apartments will consist of 24 one-bedroom units, 72 two-bedroom units and 40 three-bedroom units contained in 12 buildings. The complex will offer a function room and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal and a patio or porch.

       Construction of Benton Village Apartments is anticipated to begin in July, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:


Number                         Number
of Units       Completion     of Units         Rent-Up
----------   -------------   ----------   ----------------
    34       March, 1999        17        April, 1999
    34       April, 1999        17        May, 1999
    34       May, 1999          17        June, 1999
    34       June, 1999         17        July, 1999
                                17        August, 1999
                                17        September, 1999
                                17        October, 1999
                                17        November, 1999

THE CARRIAGE POINTE PARTNERSHIP
(Carriage Pointe Apartments)

       Carriage Pointe Apartments is an 18-unit apartment complex for families and senior citizens which has been constructed on County Route 516 between High Pointe Way and Bennett Road in Old Bridge, New Jersey. Carriage Pointe Apartments consists of 6 one-bedroom units and 12 two-bedroom units contained in 2 buildings. The complex offers central laundry facilities.

       Individual units contain a refrigerator, range, dishwasher, disposal, air conditioning, cable television hook-up, an and a patio or porch.

       Construction of Carriage Pointe Apartments was completed in October, 1995 and is 100% occupied.

THE CHARDONNAY PARTNERSHIP
(Chardonnay Apartments)

       Chardonnay Apartments is an existing 14-unit apartment complex for families which has been rehabilitated on Northwest 30 Street and North Shartel Avenue in Oklahoma City, Oklahoma. Chardonnay Apartments consists of 10 one-bedroom units and 4 two-bedroom units contained in 1 building. The complex offers a function room, pool and central laundry facilities.

       Individual units contain a refrigerator, range with hood, dishwasher, disposal, air conditioning and a patio or porch.

       Rehabilitation of Chardonnay Apartments was completed in December, 1997 and is 100% occupied.

THE CLEAR CREEK PARTNERSHIP
(Clear Creek Apartments)

       Clear Creek Apartments is a 64-unit apartment complex for families which is to be constructed in North Manchester, Indiana. Clear Creek Apartments will consist of 28 one-bedroom units, 18 two-bedroom units and 18 three-bedroom units contained in 12 buildings. The complex will offer a function room and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal and a patio or porch.

       Construction of Clear Creek Apartments is anticipated to begin in July, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
    16       November, 1998         7        January, 1999
    16       December, 1998         7        February, 1999
    16       January, 1999          8        March, 1999
    16       February, 1999        14        April, 1999
                                   14        May, 1999
                                   14        June, 1999

THE COURTSIDE PARTNERSHIP
(Courtside Apartments)

       Courtside Apartments is a 44-unit apartment complex for families which is to be constructed in Cottonwood, Arizona. Courtside Apartments will consist of 32 two-bedroom units and 12 three-bedroom units contained in 6 buildings. The complex will offer central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Courtside Apartments is anticipated to begin in June, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
    22       November, 1998        22        January, 1999
    22       December, 1998        11        February, 1999
                                   11        March, 1999

THE DICKINSON PARTNERSHIP
(Dickinson Heights Apartments)

       Dickinson Heights Apartments is a 32-unit apartment complex for families which is to be constructed in Dickinson, North Dakota. Dickinson Heights Apartments will consist of 12 one-bedroom units and 20 two-bedroom units contained in 8 buildings. The complex will offer a function room and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal and a patio or porch.

       Construction of Dickinson Heights Apartments is anticipated to begin in February, 1999. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:


Number                             Number
of Units         Completion       of Units        Rent-Up
----------   -----------------   ----------   ---------------
     8       September, 1999         8        October, 1999
     8       October, 1999           8        November, 1999
     8       November, 1999          8        December, 1999
     8       December, 1999          8        January, 2000

THE HOWARD PARK PARTNERSHIP
(Howard Park Apartments)

       Howard Park Apartments is a 16-unit apartment complex for families which is to be constructed on Redland Road at Northwest 15 Street in Florida City, Florida. Howard Park Apartments will consist of 2 one-bedroom units, 10 two-bedroom units and 4 three-bedroom units contained in 1 building. The complex will offer a function room, pool and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, air conditioning, cable television hook-up and a patio or porch.

       Construction of Howard Park Apartments is anticipated to begin in May, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


Number                             Number
of Units         Completion       of Units        Rent-Up
----------   -----------------   ----------   ---------------
    16       September, 1998         4        October, 1998
                                     4        November, 1998
                                     4        December, 1998
                                     4        January, 1999

THE KIEST PARTNERSHIP
(Kiest Townhomes)

       Kiest Townhomes is a 130-unit apartment complex for families which is to be constructed on Kiest Boulevard at Cockrell Hill Road in Dallas, Texas. Kiest Townhomes will consist of 59 two-bedroom units, 59 three-bedroom units and 12 four-bedroom units contained in 16 buildings. The complex will offer a function room, pool, playground, basketball court and central laundry facilities.

       Individual units will contain a refrigerator, range with hood, dishwasher, disposal, air conditioning, ceiling fan, bathroom exhaust fan and a patio or porch.

       Construction of Kiest Townhomes is anticipated to begin in May, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
    32       November, 1998        16        January, 1999
    32       December, 1998        16        February, 1999
    33       January, 1999         16        March, 1999
    33       February, 1999        16        April, 1999
                                   16        May, 1999
                                   16        June, 1999
                                   17        July, 1999
                                   17        August, 1999

THE LAKES PARTNERSHIP
(Lakes Plaza Apartments)
       Lakes Plaza Apartments is a 28-unit apartment complex for families which is to be constructed in Inver Grove Heights, Minnesota. Lakes Plaza Apartments will consist of 18 one-bedroom units and 10 two-bedroom units contained in 4 buildings. The complex will offer central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher and a patio or porch.

       Construction of Lakes Plaza Apartments is anticipated to begin in February, 1999. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
     7       October, 1999         14        January, 2000
     7       November, 1999         7        February, 2000
     7       December, 1999         7        March, 2000
     7       January, 2000


THE MAPLE RIDGE PARTNERSHIP
(Maple Ridge Apartments)

       Maple Ridge Apartments is an 18-unit apartment complex for families which is to be constructed in Chadron, Nebraska. Maple Ridge Apartments will consist of 12 one-bedroom units and 6 two-bedroom units contained in 3 buildings. The complex will offer central laundry facilities.

       Individual units will contain a refrigerator, range, air conditioning and a patio or porch.

       Construction of Maple Ridge Apartments is anticipated to begin in February, 1999. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
     9       November, 1999        10        January, 2000
     9       December, 1999         4        February, 2000
                                    4        March, 2000


THE MAPLE WOODS PARTNERSHIP
(Maple Woods Apartments)

       Maple Woods Apartments is a 24-unit apartment complex for families which is to be constructed in Lebanon, Missouri. Maple Woods Apartments will consist of 12 two-bedroom units and 12 three-bedroom units contained in 6 buildings. The complex will offer central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Maple Woods Apartments is anticipated to begin in June, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
    12       November, 1998         6        January, 1999
    12       December, 1998         6        February, 1999
     6       March, 1999
     6       April, 1999


THE MARTINSVILLE PARTNERSHIP
(Martinsville Apartments)

       Martinsville Apartments is a 13-unit apartment complex for families, which is to be constructed in Shelbyville, Kentucky. Martinsville Apartments will consist of 7 two-bedroom units and 6 three-bedroom units contained in 4 buildings. The complex will offer central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Martinsville Apartments is anticipated to begin in April, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units       Rent-Up
----------   ----------------   ----------   ------------
     3       February, 1999         3        March, 1999
     3       March, 1999            3        April, 1999
     3       April, 1999            3        May, 1999
     4       May, 1999              4        June, 1999


THE MILL PARTNERSHIP
(Mill Apartments)

       Mill Apartments is an existing 90-unit apartment complex for senior citizens which is to be rehabilitated in Saugerties, New York. Mill Apartments will consist of 18 studio units and 72 one-bedroom units contained in 1 building. The complex will offer a solarium/living room and central laundry facilities.

       Individual units will contain a refrigerator and range.

       Rehabilitation of Mill Apartments is anticipated to begin in June, 1998. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:


Number                        Number
of Units      Completion     of Units         Rent-Up
----------   ------------   ----------   ----------------
    90       May, 1999         18        June, 1999
                               18        July, 1999
                               18        August, 1999
                               18        September, 1999
                               18        October, 1999


THE PEARLWOOD PARTNERSHIP
(Pearlwood Apartments)

       Pearlwood Apartments is a 40-unit apartment complex for senior citizens which is to be constructed on Old Brandon Road in Pearl, Mississippi. Pearlwood Apartments will consist of 20 one-bedroom units, 10 two-bedroom units and 10 three-bedroom units contained in 14 buildings. The complex will offer an activity center and central laundry facilities.

       Individual units will contain a refrigerator, range, kitchen exhaust fan, air conditioning, smoke detectors and a patio or porch.

       Construction of Pearlwood Apartments is anticipated to begin in April, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


Number                        Number
of Units      Completion     of Units         Rent-Up
----------   ------------   ----------   ----------------
    20       June, 1998        10        August, 1998
    20       July, 1998        10        September, 1998
                               10        October, 1998
                               10        November, 1998


THE SAYREVILLE PARTNERSHIP
(Gillette Manor Apartments)

       Gillette Manor Apartments is a 100-unit apartment complex for senior citizens which has been constructed on Washington Road at Hilltop Avenue in Sayreville, New Jersey. Gillette Manor Apartments consists of 100 one-bedroom units contained in 1 building. The complex offers a meeting room and central laundry facilities.

       Individual units contain a refrigerator, range, air conditioning, cable television hook-up and an emergency call system.

       Construction of Gillette Manor Apartments was completed in October, 1995 and is 100% occupied.

THE WESTVIEW PARTNERSHIP
(Westview Terrace Apartments)

       Westview Terrace Apartments is a 28-unit apartment complex for families which is to be constructed in Springfield, Vermont. Westview Terrace Apartments will consist of 14 one-bedroom units and 14 two-bedroom units contained in 7 buildings. The complex will offer central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal and a patio or porch.

       Construction of Westview Terrace Apartments is anticipated to begin in February, 1999. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
     7       October, 1999         14        January, 2000
     7       November, 1999         7        February, 2000
     7       December, 1999         7        March, 2000
     7       January, 2000


THE WOODHAVEN PARTNERSHIP
(Woodhaven Apartments)

       Woodhaven Apartments is an 80-unit apartment complex for families and senior citizens which has been constructed on Route 27 in South Brunswick, New Jersey. Woodhaven Apartments consists of 40 one-bedroom units and 40 two-bedroom units contained in 13 buildings. The complex offers a clubhouse with meeting room and central laundry facilities.

       Individual units contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Woodhaven Apartments was completed in September, 1997 and is 100% occupied.